SHORT-TERM BORROWINGS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
SHORT-TERM BORROWINGS

9.    SHORT-TERM BORROWINGS

Products Corporation had outstanding short-term bank borrowings (excluding borrowings under the 2011 Credit Agreements, which are reflected in Note 10, “Long-Term Debt”), aggregating $5.0 million and $5.9 million at December 31, 2012 and 2011, respectively. The weighted average interest rate on these short-term borrowings outstanding at December 31, 2012 and 2011 was 6.0% and 6.0%, respectively.